Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Segments Region	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	7
Number of reportable segments | Segments	7
Number of geographical regions | Region	6
Revenue	$ 27,087	$ 27,104	$ 56,400
Beer business [member]
Disclosure of operating segments [line items]
Revenue	24,886	23,695
Non-beer business [member]
Disclosure of operating segments [line items]
Revenue	$ 2,201	$ 3,409